Digital Currencies and Derivative Asset (Narrative) (Details) $ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2025 CAD ($) Number_of_coins	Sep. 30, 2025 USD ($) Number_of_coins	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CAD ($) Number_of_coins	Sep. 30, 2025 USD ($) Number_of_coins	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Number_of_coins
Finite-Lived Intangible Assets [Line Items]
Net realized and unrealized gains (losses) on digital currencies	$ 4.6		$ 4.6		$ 27.7		$ (17.3)
Cumulative realized gains		$ 4,200,000				$ 21,500,000
Cumulative realized losses				$ 200,000				$ 1,400,000
Revaluation adjustment gain (loss)		400,000		(4,800,000)		6,200,000		(15,900,000)
Digital Currencies Sold for proceeds		$ 118,600		14,100		$ 325,800,000		29,600,000
Number of Bitcoin repurchased | Number_of_coins					259	259
Deposit on equipment | Number_of_coins	2,079	2,079			2,079	2,079
Number of Bitcoin options held | Number_of_coins		1,992				1,992			172
Fair value of options		$ 47,015,000				$ 47,015,000			$ 1,300,000
Remeasurement gain recognized		$ 900,000		$ 0		17,500,000		$ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Bitcoin strike price						87,000
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Bitcoin strike price						$ 88,000